INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - Other income or expenses, net (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Net result from commercialization of agricultural products			$ 144,515	$ (2,733,693)
Expenses recovery			232,977	164,445
Other income or expenses, net			391,036	851,266
Total	$ 290,487	$ (571,365)	$ 768,528	$ (1,717,982)